Leases - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)
Assets
Operating lease right-of-use assets	¥ 3,084		¥ 8,951		$ 425
Liabilities
Operating lease liabilities, current	1,714		5,613		236
Operating lease liabilities, non-current	851		3,115		$ 117
Total operating lease liabilities	¥ 2,565		¥ 8,728
Weighted average remaining lease term (years)	1 year 5 months 1 day		1 year 7 months 24 days		1 year 5 months 1 day
Weighted average discount rate	4.59%		4.93%		4.59%
Operating lease right-of-use assets obtained in exchange for lease obligations	¥ 3,635	$ 501	¥ 4,545	¥ 8,384
Operating lease related expenses
Amortization of right-of-use assets	9,502	1,309	17,948	24,597
Interest of lease liabilities	318		199	1,777
Total	9,820		18,147	26,374
Operating lease payments (included in measurement of lease liabilities)	¥ 10,114	$ 1,394	¥ 17,977	¥ 26,397